Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Profit or loss [abstract]
Fair value loss on quoted equity securities			¥ 3,433
Fair value loss on foreign exchange forward contract	¥ 5,529	$ 780
Loss on disposal of property, plant and equipment	645	91
Others	2,501	353	9,030	¥ 22,719
Other operating expenses	¥ 8,675	$ 1,224	¥ 12,463	¥ 22,719